Label	Element	Value
A, B, C, R | AllianzGI Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement dated April 1, 2014 to the

Statutory Prospectuses for Administrative Class, Institutional Class, Class A, Class B, Class C, Class D, Class P, Class R6 and

Class R shares of all series of Allianz Funds except for AllianzGI Money Market Fund

Dated August 28, 2013 (as revised December 19, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI Opportunity Fund

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Opportunity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Within the Fund Summary relating to the AllianzGI Opportunity Fund, the last sentence in the subsection entitled “Principal Investment Strategies” is hereby restated in its entirety as follows:

The Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITS) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Within the Fund Summary relating to the AllianzGI Opportunity Fund, the following is hereby added after “Non-U.S. Investment Risk” in the subsection entitled “Principal Risks”:

REIT and Real Estate-Related Investment Risk: Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.